Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the Impact of the Reclassification to the Footnotes of the Company's Consolidated Financial Statements
Segment Reporting
Prior to the second quarter of 2019, the Company had four reportable segments: Personal and Commercial Banking (“PAC”), Corporate LATAM, Treasury and Institutional. Results of these segments were presented on a managed basis. This structure was driven, among other things, by how the Company previously managed the business, how internal reporting was prepared and analyzed, and how management made decisions.
In August 2019, the Company announced that due to changes in the structure of its internal organization that it would report its financial performance as a single operating segment beginning with the quarter ended June 30, 2019. As a result of these changes, all decisions, including those relating to loan growth and concentrations, deposit and other funding, market risk, credit risk, operational risk and pricing are now made after assessing their effects on the Company as a whole, using a single segment concept.
Revisions
In 2018, the Company determined to revise its presentation of loans by classes to correct for certain immaterial misclassifications in the presentation of loans by classes in the footnotes to the Company’s unaudited interim consolidated financial statements as of March 31, 2018. The Company assessed the impact of these misclassifications and determined they had no effect on the unaudited interim consolidated balance sheet as of March 31, 2018, the unaudited interim consolidated statements of operations and comprehensive income or the unaudited interim consolidated statement of cash flows for the three months ended March 31, 2018.
The following tables show the effects of the correction of the misclassifications to the footnotes to the Company’s unaudited interim consolidated financial statements as of March 31, 2018. This change in classification is reflected in the footnotes to the unaudited interim consolidated financial statements as of March 31, 2019 and for the three months ended March 31, 2019 and 2018.

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
As reported:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$30,246	$33,731	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(864)	578	(691)	977	—
Loans charged-off
Domestic	—	(382)	—	(19)	(401)
International	—	—	—	(400)	(400)
Recoveries	34	832	—	53	919
Balances at end of the period	$29,416	$34,759	$3,671	$4,272	$72,118

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,226	$—	$—	$2,226
Collectively evaluated	29,416	32,533	3,671	4,272	69,892
	$29,416	$34,759	$3,671	$4,272	$72,118
Investment in loans, net of unearned income
Individually evaluated	$11,238	$15,055	$—	$342	$26,635
Collectively evaluated	2,699,872	2,243,345	416,292	564,306	5,923,815
	$2,711,110	$2,258,400	$416,292	$564,648	$5,950,450

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
As revised:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$31,290	$32,687	$4,362	$3,661	$72,000
(Reversal of) provision for loan losses	(821)	535	(691)	977	—
Loans charged-off
Domestic	—	(382)	—	(19)	(401)
International	—	—	—	(400)	(400)
Recoveries	34	832	—	53	919
Balances at end of the period	$30,503	$33,672	$3,671	$4,272	$72,118

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$2,226	$—	$—	$2,226
Collectively evaluated	30,503	31,446	3,671	4,272	69,892
	$30,503	$33,672	$3,671	$4,272	$72,118
Investment in loans, net of unearned income
Individually evaluated	$11,238	$15,055	$—	$342	$26,635
Collectively evaluated	2,803,394	2,139,788	416,292	564,341	5,923,815
	$2,814,632	$2,154,843	$416,292	$564,683	$5,950,450

Changes in the allocation of allowance for loan losses and its allocation by impairment methodology and the related investment in loans:
Effects of change:

	Three Months Ended March 31, 2018
(in thousands)	Real Estate	Commercial	Financial Institutions	Consumer and Others	Total
Balances at beginning of the period	$1,044	$(1,044)	$—	$—	$—
(Reversal of) provision for loan losses	43	(43)	—	—	—
Loans charged-off
Domestic	—	—	—	—	—
International	—	—	—	—	—
Recoveries	—	—	—	—	—
Balances at end of the period	$1,087	$(1,087)	$—	$—	$—

Allowance for loan losses by impairment methodology
Individually evaluated	$—	$—	$—	$—	$—
Collectively evaluated	1,087	(1,087)	—	—	—
	$1,087	$(1,087)	$—	$—	$—
Investment in loans, net of unearned income
Individually evaluated	$—	$—	$—	$—	$—
Collectively evaluated	103,522	(103,557)	—	35	—
	$103,522	$(103,557)	$—	$35	$—